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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane, Suite 102, Minnetonka, MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner                Chief Compliance Officer               952-249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                               Minnetonka, MN  55305
                                                    May 15, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____51_______

Form 13F Information Table Value Total: $______3,178,128______
                                              (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON AMENDED FORM 13F AS FILED ON MAY 19, 2005 FOR THE PERIOD ENDING MARCH 31, 2005. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.


List of Other Included Managers:       N/A



                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCREDO HEALTH INC              COM              00437V104      19714      443913       SH       N/A   NONE  443913     0   0
ARGOSY GAMING CO                COM              040228108      21540      469075       SH       N/A   NONE  469075     0   0
ASK JEEVES INC                  COM              045174109      13739      489266       SH       N/A   NONE  489266     0   0
AT&T CORP                       COM NEW          001957505      13875      740000       SH       N/A   NONE  740000     0   0
CAESARS ENTMT INC               COM              127687101      273310     13810513     SH       N/A   NONE  13810513   0   0
CARDIOME PHARMA CORP            COM NEW          14159U202      620        100000       SH       N/A   NONE  100000     0   0
CHIPPAC INC                     NOTE  2.500% 6/0 169657AD5      7437       7474000      PRN      N/A   NONE  7474000    0   0
CORNERSTONE RLTY INCOME TR I    COM              21922V102      625        63003        SH       N/A   NONE  63003      0   0
CREO INC                        COM              225606102      771        48000        SH       N/A   NONE  48000      0   0
DOUBLECLICK INC                 COM              258609304      16389      2128439      SH       N/A   NONE  2128439    0   0
DREYERS GRAND ICE CREAM HL I    COM A CALL PUT   261877104      38584      477699       SH       N/A   NONE  477699     0   0
GILLETTE CO                     COM              375766102      309654     6134182      SH       N/A   NONE  6134182    0   0
GREAT LAKES CHEM CORP           COM              390568103      3816       118791       SH       N/A   NONE  118791     0   0
GUIDANT CORP                    COM              401698105      600229     8122178      SH       N/A   NONE  8122178    0   0
GUIDANT CORP                    PUT              401698955      3401       23055            PUT  N/A   NONE  N/A        N/A N/A
HIBERNIA CORP                   CL A             428656102      40792      1274341      SH       N/A   NONE  1274341    0   0
HOLLYWOOD ENTMT CORP            COM              436141105      47479      3605050      SH       N/A   NONE  3605050    0   0
INAMED CORP                     COM              453235103      9896       141614       SH       N/A   NONE  141614     0   0
KING PHARMACEUTICALS INC        COM              495582108      738        88800        SH       N/A   NONE  88800      0   0
MAGNUM HUNTER RES INC           COM PAR $0.002   55972F203      56979      3536900      SH       N/A   NONE  3536900    0   0
MANDALAY RESORT GROUP           COM              562567107      44560      632142       SH       N/A   NONE  632142     0   0
MARATHON OIL CORP               COM              565849106      4692       100000       SH       N/A   NONE  100000     0   0
MAY DEPT STORES CO              COM              577778103      186175     5029046      SH       N/A   NONE  5029046    0   0
MCI INC                         COM              552691107      115057     4620774      SH       N/A   NONE  4620774    0   0
METRO GOLDWYN MAYER INC         COM              591610100      94862      7938202      SH       N/A   NONE  7938202    0   0
NATIONAL OILWELL VARCO INC      COM              637071101      2102       45000        SH       N/A   NONE  45000      0   0
NEIGHBORCARE INC                CALL             64015Y904      566        1550             CALL N/A   NONE  N/A        N/A N/A
NEIGHBORCARE INC                COM              64015Y104      3508       119940       SH       N/A   NONE  119940     0   0
NEIGHBORCARE INC                PUT              64015Y954      510        4000             PUT  N/A   NONE  N/A        N/A N/A
NEIMAN MARCUS GROUP INC         CL A             640204202      5948       65000        SH       N/A   NONE  65000      0   0
NEWS CORP                       CL A             65248E104      23288      1376362      SH       N/A   NONE  1376362    0   0
NEWS CORP                       CL B             65248E203      1133       64348        SH       N/A   NONE  64348      0   0
NEXTEL COMMUNICATIONS INC       CL A             65332V103      356726     12551934     SH       N/A   NONE  12551934   0   0
NEXTEL PARTNERS INC             CL A             65333F107      157720     7195270      SH       N/A   NONE  7195270    0   0
PATINA OIL & GAS CORP           COM              703224105      141040     3525997      SH       N/A   NONE  3525997    0   0
PG&E CORP                       COM              69331C108      3246       95200        SH       N/A   NONE  95200      0   0
RETEK INC                       COM              76128Q109      2368       211054       SH       N/A   NONE  211054     0   0
SEPRACOR INC                    CALL             817315904      1117       1655             CALL N/A   NONE  N/A        N/A N/A
SEPRACOR INC                    COM              817315104      6128       106749       SH       N/A   NONE  106749     0   0
SPRINT CORP                     CALL             852061900      4577       81686            CALL N/A   NONE  N/A        N/A N/A
SUNGARD DATA SYS INC            COM              867363103      145056     4204525      SH       N/A   NONE  4204525    0   0
TOYS R US INC                   COM              892335100      85008      3300000      SH       N/A   NONE  3300000    0   0
UNITED DEFENSE INDS INC         COM              91018B104      36383      495544       SH       N/A   NONE  495544     0   0
UNITEDGLOBALCOM                 CL A             913247508      34973      3696957      SH       N/A   NONE  3696957    0   0
UNIZAN FINANCIAL CORP           COM              91528W101      1714       65935        SH       N/A   NONE  65935      0   0
UNOCAL CORP                     CALL             915289902      1688       3185             CALL N/A   NONE  N/A        N/A N/A
UNOCAL CORP                     COM              915289102      57465      931510       SH       N/A   NONE  931510     0   0
USF CORP                        COM              91729Q101      44157      914984       SH       N/A   NONE  914984     0   0
VERITAS SOFTWARE CO             COM              923436109      23661      1018972      SH       N/A   NONE  1018972    0   0
VISX INC DEL                    COM              92844S105      18917      807058       SH       N/A   NONE  807058     0   0
WESTERN WIRELESS CORP           CL A             95988E204      94196      2481451      SH       N/A   NONE  2481451    0   0